DEFERRED REVENUE (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance		$ 2,377	$ 1,555
Additions		3,420	2,610
Less revenue recognized		5,120	1,788
Current deferred revenue, ending balance		677	2,377
Noncurrent deferred revenue, beginning balance		55,239	29,683
Additions		24,662	25,556
Less revenue recognized		34,415
Noncurrent deferred revenue, ending balance		45,486	55,239
Shortfall payments billed and included in accounts receivable		12,700
Williston Basin Segment
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance		0	0
Additions		0	0
Less revenue recognized		0	0
Current deferred revenue, ending balance		0	0
Noncurrent deferred revenue, beginning balance		17,132	6,389
Additions		11,897	10,743
Less revenue recognized		27
Noncurrent deferred revenue, ending balance		29,002	17,132
Barnett Shale Segment
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance		2,377	1,555
Additions		677	2,610
Less revenue recognized		2,377	1,788
Current deferred revenue, ending balance		677	2,377
Noncurrent deferred revenue, beginning balance		0	0
Additions		0	0
Less revenue recognized		0
Noncurrent deferred revenue, ending balance		0	0
Piceance Basin Segment
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance		0	0
Additions		2,743	0
Less revenue recognized		2,743	0
Current deferred revenue, ending balance		0	0
Noncurrent deferred revenue, beginning balance		38,107	23,294
Additions		12,765	14,813
Less revenue recognized		34,388
Noncurrent deferred revenue, ending balance		$ 16,484	$ 38,107
Piceance Basin Segment | Gathering Services and Related Fees
Movement in Deferred Revenue [Roll Forward]
Less revenue recognized	$ 34,400